SUBSEQUENT EVENTS (Details) - Promissory Note with Related Party - USD ($)	Nov. 03, 2021	Dec. 15, 2020
Subsequent Event [Line Items]
Aggregate principal amount		$ 200,000
Subsequent Event
Subsequent Event [Line Items]
Aggregate principal amount	$ 500,000